Property and equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment

Note 5: Property and equipment

Major classes of property and equipment consist of the following at December 31:

	2016	2015
Furniture and fixtures	$2,518	$2,518
Automobiles and trucks	9,793	10,689
Machinery and equipment	53,757	55,963
Office and computer equipment	20,817	19,993
Building and improvements	25,085	25,534

	111,970	114,697
Less accumulated depreciation and amortization	79,415	75,041

	32,555	39,656
Land	8,792	9,306

	$41,347	$48,962